S000001146 [Member] Average Annual Total Returns		4 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	195 Months Ended	309 Months Ended	345 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
ICE BofA 1-3 Year U.S. Treasury Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.09%	1.79%	1.85%
CLASS M
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.06%	2.07%	2.14%
Performance Inception Date								Mar. 31, 1997
CLASS M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.30%	0.80%	1.13%
Performance Inception Date								Mar. 31, 1997
CLASS M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.56%	1.02% [2]	1.20% [2]
Performance Inception Date								Mar. 31, 1997
Class I-3
Prospectus [Line Items]
Performance Inception Date		Aug. 25, 2025
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.27%	2.28%	2.35%
Performance Inception Date							Mar. 31, 2000
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.88%	1.96%	2.03%
Performance Inception Date						Sep. 22, 2009

[1]	Class I-3 shares of the Fund have an inception date of August 25, 2025, and therefore do not have a full year of performance history as of the date of this Prospectus.
[2]	The “After Taxes on Distributions and Sale of Fund Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.